Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Disclosure of detailed information about inventory [Table Text Block]	5) Inventory
	December 31,	December 31,
	2021	2020
Finished products	$32,069	$25,087
Work-in-process	967	775
Stockpiles	593	997
Warehouse materials	11,693	8,478
Total	$45,322	$35,337